Pledge of Assets	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Pledge of Assets

13. PLEDGE OF ASSETS

As of December 31, 2013 and 2014, trading and available-for-sale securities amounting to Rmb54,769 and Rmb48,045 (US$7,743) are collateralized to secure the security trading margin facilities of the Company.